Cover	Feb. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2023
Entity File Number	001-41123
Entity Registrant Name	Chicago Atlantic Real Estate Finance, Inc.
Entity Central Index Key	0001867949
Entity Tax Identification Number	86-3125132
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	420 N. Wabash Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	312
Local Phone Number	809-7002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	REFI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false